T. ROWE PRICE Latin America Fund
July 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 7.8%
Common Stocks 7.8%
Arcos Dorados Holdings, Class A (USD) (1) 373,376 2,267
Globant (USD) (1) 46,000 11,001
MercadoLibre (USD) (1) 10,950 17,177
Tenaris, ADR (USD)  288,400 5,895
Total Argentina (Cost
$15,023
)
36,340
BRAZIL 65.2%
Common Stocks 47.6%
Ambev, ADR (USD)  4,710,600 14,933
Arco Platform, Class A (USD) (1) 104,091 3,029
B3  8,482,720 24,952
Banco BTG Pactual  1,140,400 6,383
Banco Inter  125,000 1,699
Blau Farmaceutica  230,438 2,288
Boa Vista Servicos  2,019,880 4,460
BR Malls Participacoes (1) 2,075,780 4,005
BRF (1) 1,436,700 7,051
CCR  2,518,300 6,262
Clear Sale (1) 389,900 2,151
EDP - Energias Do Brasil  948,368 3,132
Ez Tec Empreendimentos e Participacoes  484,200 2,568
Grupo SBF (1) 615,300 4,155
Hapvida Participacoes e Investimentos  3,158,286 8,629
Infracommerce CXAAS (1) 541,562 2,057
Intelbras Industria de Telecomunicacao Eletronica Brasileira  391,300 2,183
Locaweb Servicos de Internet  696,675 3,345
Lojas Renner  1,536,126 12,196
Magazine Luiza  3,716,809 14,701
Pagseguro Digital, Class A (USD) (1) 123,752 6,861
Patria Investments, Class A (USD) (2) 189,600 2,967
Petrobras Distribuidora  1,638,021 8,926
Petroleo Brasileiro, ADR (USD)  1,882,603 20,087
Porto Seguro  270,700 2,664
Raia Drogasil  3,150,600 15,299
Rede D'Or Sao Luiz  449,575 5,978
StoneCo, Class A (USD) (1) 168,243 9,899
Suzano (1) 472,613 4,932
TIM, ADR (USD)  474,800 5,175
Unifique Telecomunicacoes (1) 1,281,725 2,178
Vasta Platform (USD) (1)(2) 49,057 345

T. ROWE PRICE Latin America Fund

Shares $ Value
(Cost and value in $000s)
XP, Class A (USD) (1) 132,421 5,437
220,927
Preferred Stocks 17.6%
Banco Bradesco  7,248,157 33,845
Itau Unibanco Holding  7,600,534 44,101
Marcopolo  7,083,796 4,108
82,054
Total Brazil (Cost
$188,983
)
302,981
CANADA 0.3%
Common Stocks 0.3%
ERO Copper (1) 77,655 1,563
Total Canada (Cost
$1,045
)
1,563
CHILE 4.0%
Common Stocks 4.0%
Banco Santander Chile, ADR (USD)  554,979 10,844
Falabella  1,324,922 5,128
Parque Arauco (1) 2,014,111 2,549
Total Chile (Cost
$17,038
)
18,521
MEXICO 15.4%
Common Stocks 15.4%
Arca Continental (2) 1,132,600 6,912
Concentradora Fibra Danhos  2,512,200 2,953
Fresnillo (GBP)  311,763 3,547
Gruma, Class B  392,000 4,226
Grupo Aeroportuario del Pacifico, ADR (USD) (2) 53,100 6,091
Grupo Aeroportuario del Sureste, ADR (USD) (1) 75,300 13,646
Grupo Mexico, Series B  1,053,500 4,826
Regional  761,200 4,719
Wal-Mart de Mexico  7,482,388 24,650
Total Mexico (Cost
$48,324
)
71,570

T. ROWE PRICE Latin America Fund

Shares $ Value
(Cost and value in $000s)
PANAMA 0.5%
Common Stocks 0.5%
Copa Holdings, Class A (USD) (1) 30,800 2,184
Total Panama (Cost
$2,102
)
2,184
PERU 3.5%
Common Stocks 3.5%
Alicorp  1,028,560 1,405
Credicorp (USD) (1) 99,800 10,076
InRetail Peru (USD)  129,665 4,667
Total Peru (Cost
$11,387
)
16,148
UNITED STATES 0.9%
Convertible Preferred Stocks 0.9%
Rappi, Series E, Acquisition Date: 9/8/20, Cost $3,685 (1)(3)(4) 61,675 3,973
Total United States (Cost
$3,685
)
3,973
URUGUAY 0.2%
Common Stocks 0.2%
Dlocal (USD) (1) 19,125 863
Total Uruguay (Cost
$402
)
863
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 0.04% (5)(6) 10,940,314 10,940
Total Short-Term Investments (Cost $10,940) 10,940

T. ROWE PRICE Latin America Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL
0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.6%
Short-Term Funds 0.6%
T. Rowe Price Short-Term Fund, 0.07% (5)(6) 272,603 2,726
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,726
Total Securities Lending Collateral (Cost $2,726) 2,726
Total Investments in Securities 100.8%
(Cost $301,655) $ 467,809
Other Assets Less Liabilities (0.8)% (3,509)
Net Assets 100.0% $ 464,300
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2021.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $3,973 and represents 0.9% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
GBP British Pound
USD U.S. Dollar

T. ROWE PRICE Latin America Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ 4
T. Rowe Price Short-Term Fund, 0.07% — — — ++
Totals $ — # $ — $ 4 +
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
07/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 9,333 ¤ ¤ $ 10,940
T. Rowe Price Short-Term Fund,
0.07% 5,015 ¤ ¤ 2,726
Total $ 13,666 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $13,666.

T. ROWE PRICE Latin America Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Latin America Fund  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Latin America Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Latin America Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Latin America Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F97-054Q3 07/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 148,777 $ 219,339 $ — $ 368,116
Convertible Preferred Stocks — — 3,973 3,973
Preferred Stocks — 82,054 — 82,054
Short-Term Investments 10,940 — — 10,940
Securities Lending Collateral 2,726 — — 2,726
Total $ 162,443 $ 301,393 $ 3,973 $ 467,809